Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value (Narrative) (Details) - CAD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Carrying value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 34.1	$ 33.4
Estimated fair value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 32.3	$ 31.3